License Agreement (Details Narrative) (10 Q) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended
	Feb. 28, 2018	May 31, 2017	Mar. 31, 2017	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Aug. 31, 2017
Number of common stock shares issued		831,112
Number of common stock shares issued value				$ 93,500
Share issued price per share		$ 0.1125		$ 0.1125
Capitalized legal fees				$ 170,661
Payment to license	$ 35,000			$ 65,000	$ 35,000
August 31, 2018 [Member]
Payment to license					30,000
February 28, 2019 [Member]
Payment to license					$ 35,000
License Agreement [Member]
Due to related party							$ 65,000
Kotzker Consulting LLC [Member]
Due to related party			$ 180,000			$ 180,000
Payment of patent prosecution costs			$ 15,000
Number of common stock shares issued			31,550
Number of common stock shares issued value			$ 78,875
Share issued price per share			$ 2.50			$ 2.50
Kotzker Consulting LLC [Member] | License [Member]
License cost			$ 302,915
Kotzker Consulting LLC [Member] | License Agreement [Member]
Capitalized legal fees			$ 29,040